INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2020
INTANGIBLE ASSETS
INTANGIBLE ASSETS

NOTE 12 — INTANGIBLE ASSETS

Intangible assets consist mainly of relationships recognized upon business combinations and software development, with application in the management of the business:

			Customer
	Supplier	Software	contracts and
	relationships	development	relationships	Others	Total
Balance as of January 01, 2018	32,786	490,829	440,774	7,700	972,089
Foreign exchange effect	-	28,598	77,593	1,243	107,434
Acquisition	-	67,388	-	-	67,388
Disposal	-	(3,791)	(88)	-	(3,879)
Amortization	(6,067)	(167,384)	(130,980)	(2,505)	(306,936)
Balance as of December 31, 2018	26,719	415,640	387,299	6,438	836,096
Foreign exchange effect	-	6,137	12,586	472	19,195
Acquisition	-	100,313	-	-	100,313
Amortization	(5,304)	(157,278)	(116,462)	(3,298)	(282,342)
Balance as of December 31, 2019	21,415	364,812	283,423	3,612	673,262
Foreign exchange effect	-	42,890	83,806	1,074	127,770
Acquisition	-	154,250	-	-	154,250
Amortization	(4,637)	(188,083)	(136,525)	(3,459)	(332,704)
Balance as of December 31, 2020	16,778	373,869	230,704	1,227	622,578

Estimated useful lives	5 to 20 years	7 years	5 to 20 years	5 years

The composition of other intangible assets by segment is as follows:

	2020	2019	2018
Brazil	220,303	238,243	295,107
Special Steel	156,557	132,934	136,910
South America	1,534	1,729	1,441
North America	244,184	300,356	402,638
	622,578	673,262	836,096